Other Payables and Accrued Expenses	6 Months Ended
Jun. 30, 2021
Other Payables And Accrued Expenses
Other Payables and Accrued Expenses

NOTE 6 – OTHER PAYABLES AND ACCRUED EXPENSES

The Company has incurred an amount of $52,215 and $12,602 on the accrued expense for the period ended 30 June 2021 and the year ended December 31, 2020, respectively. The accrued expenses are mainly on the general & administrative expense.